CONSOLIDATED BALANCE SHEETS ¥ in Thousands, $ in Thousands	Dec. 31, 2019 CNY (¥)	Dec. 31, 2019 USD ($)	Dec. 31, 2018 CNY (¥)
Current assets
Cash and cash equivalents	¥ 73,967	$ 10,625	¥ 33,259
Short-term investments (including available-for-sale debt securities of RMB82,991 and RMB1,328,342 as of December 31, 2018 and 2019, respectively)	1,473,452	211,648	197,991
Prepaid expenses and other current assets	261,482	37,559	48,841
Amounts due from related parties	0	0	710
Total current assets	1,808,901	259,832	280,801
Non-current assets
Operating lease right-of-use assets	264,909	38,052	0
Property, equipment and software, net	81,860	11,758	16,779
Intangible assets	100	14	237
Long-term investments (including available-for-sale debt securities of RMB nil and RMB1,181,693 as of December 31, 2018 and 2019, respectively)	1,188,286	170,687	5,221
Goodwill	331	48	331
Deferred tax assets	30,716	4,412	31,266
Rental deposit	18,719	2,689	3,508
Other non-current assets	710	102	60
TOTAL ASSETS	3,394,532	487,594	338,203
Current liabilities
Accrued expenses and other current liabilities (including accrued expenses and other current liabilities of the consolidated VIE without recourse to the Group of RMB51,445 and RMB188,975 as of December 31, 2018 and 2019, respectively)	228,753	32,858	57,244
Deferred revenue, current portion of the consolidated VIE without recourse to the Group	1,331,962	191,324	263,330
Current portion of operating lease liabilities of the consolidated VIE without recourse to the Group	59,982	8,616	0
Income tax payable of the consolidated VIE without recourse to the Group	16,093	2,312	0
Amounts due to related parties (including amounts due to related parties of the consolidated VIE without recourse to the Group of RMB960 and RMB460 as of December 31, 2018 and 2019, respectively)	460	66	35,338
Total current liabilities	1,637,250	235,176	355,912
Non-current liabilities
Deferred revenue, non-current portion of the consolidated VIE without recourse to the Group	5,674	815	8,711
Non-current portion of operating lease liabilities of the consolidated VIE without recourse to the Group	194,228	27,899	0
Deferred tax liabilities of the consolidated VIE without recourse to the Group	25	4	59
TOTAL LIABILITIES	1,837,177	263,894	364,682
MEZZANINE EQUITY
Series A convertible redeemable preferred shares (USD0.0001 par value; 35,625,002 and nil shares authorized, issued and outstanding as of December 31, 2018 and 2019; liquidation value of RMB578,709 and RMB nil as of December 31, 2018 and 2019)	0	0	466,060
SHAREHOLDERS' DEFICIT
Ordinary shares	0	0	60
Treasury stock, at cost	(86,739)	(12,459)	0
Additional paid-in capital	1,899,059	272,783	0
Accumulated other comprehensive income	17,829	2,561	1,166
Statutory reserves	6,921	994	0
Accumulated deficit	(279,821)	(40,194)	(493,765)
TOTAL SHAREHOLDERS'(DEFICIT) EQUITY	1,557,355	223,700	(492,539)
TOTAL LIABILITIES, MEZZANINE EQUITY AND SHAREHOLDERS' (DEFICIT) EQUITY	3,394,532	487,594	338,203
Common Class A [Member]
SHAREHOLDERS' DEFICIT
Ordinary shares	58	8	0
Common Class B [Member]
SHAREHOLDERS' DEFICIT
Ordinary shares	¥ 48	$ 7	¥ 0